Derivatives and Hedging - Fair Value Of Derivatives (Details) - USD ($) $ in Thousands	Oct. 30, 2016	Oct. 25, 2015
Derivatives fair value
Fair values of derivative instruments	$ (50)	$ 553
Derivatives designated as hedges | Commodity contracts | Other current assets
Derivatives fair value
Fair values of derivative instruments	(194)	305
Derivatives not designated as hedges | Commodity contracts | Other current assets
Derivatives fair value
Fair values of derivative instruments	$ 144	$ 248